Intangibles and goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Intangible assets other than goodwill	$ 20,523,724	$ 4,609,837
Intangible assets, Cost, Beginning balance	7,920,865	8,461,918
Acquisition of Engine	17,750,000
Foreign exchange	14,061	(541,053)
Intangible assets, Cost, Ending balance	25,684,926	7,920,865
Intangible assets, Accumulated amortization, Beginning balance	3,311,028
Intangible assets, Accumulated amortization, Beginning balance	3,311,028	1,095,477
Amortization	1,846,768	1,649,070
Impairment		(701,423)
Foreign exchange intangibles	3,406	(134,942)
Intangible assets, Accumulated amortization, Ending balance	5,161,202	3,311,028
Software [member]
Statement [Line Items]
Intangible assets other than goodwill	4,503,637	0
Intangible assets, Cost, Beginning balance	0	0
Acquisition of Engine	4,970,000
Foreign exchange	0	0
Intangible assets, Cost, Ending balance	4,970,000	0
Intangible assets, Accumulated amortization, Beginning balance	0	0
Amortization	466,363	0
Foreign exchange intangibles	0	0
Intangible assets, Accumulated amortization, Ending balance	466,363	0
Brand name [Member]
Statement [Line Items]
Intangible assets other than goodwill	5,902,413	3,662,102
Intangible assets, Cost, Beginning balance	5,657,530	6,043,981
Acquisition of Engine	3,170,000
Foreign exchange	10,043	(386,451)
Intangible assets, Cost, Ending balance	8,837,573	5,657,530
Intangible assets, Accumulated amortization, Beginning balance	1,995,428	677,860
Amortization	938,139	1,177,859
Impairment		229,405
Foreign exchange intangibles	1,593	(89,696)
Intangible assets, Accumulated amortization, Ending balance	2,935,160	1,995,428
Customer relationships [Member]
Statement [Line Items]
Intangible assets other than goodwill	10,117,674	947,735
Intangible assets, Cost, Beginning balance	2,263,335	2,417,937
Acquisition of Engine	9,610,000
Foreign exchange	4,018	(154,602)
Intangible assets, Cost, Ending balance	11,877,353	2,263,335
Intangible assets, Accumulated amortization, Beginning balance	1,315,600	417,617
Amortization	442,266	471,211
Impairment		472,018
Foreign exchange intangibles	1,813	(45,246)
Intangible assets, Accumulated amortization, Ending balance	$ 1,759,679	$ 1,315,600